Concentrations of credit risk	12 Months Ended
Mar. 31, 2012
Concentrations of credit risk

12. Concentrations of credit risk

Concentrations of credit risk exist when changes in economic, industry or geographic factors similarly affect groups of counterparties whose aggregate credit exposure is material in relation to the Bank’s total credit exposure. The Bank manages its credit risk collectively for its loan portfolio and credit substitute securities as these instruments are invested in as part of an overall lending program for corporate customers; accordingly, information on concentrations of credit risk has been provided for these exposures together.

The Bank’s portfolio of loans and credit substitute securities is broadly diversified along industry and product lines, and as of March 31, 2011 and 2012 the exposures are as set forth below. The Bank does not consider retail loans a specific industry for this purpose. However, retail business banking loans are classified in the appropriate categories below and loans to commercial vehicle operators are included in land transport below.

	As of March 31, 2011
Category	Gross loans		Fair Values Of Credit Substitutes		Total		%
	(In millions, except percentages)
Wholesale / Retail Trade	Rs.	107,152.2	Rs.	0	Rs.	107,152.2	6.4%
Land Transport		91,140.0		0		91,140.0	5.5
Automotive Manufacturers		76,336.1		2,890.5		79,226.6	4.8
Non-Banking Finance Companies/ Financial Intermediaries		54,241.0		2,611.9		56,852.9	3.3
Activities Allied to Agriculture		49,024.3		0		49,024.3	2.9
Banks and Financial Institutions		45,070.1		0		45,070.1	2.7
Real Estate & Property Services		39,964.8		0		39,964.8	2.4
Iron and Steel		39,203.3		0		39,203.3	2.4
Power		36,646.8		0		36,646.8	2.2
Food and Beverage		34,458.0		0		34,458.0	2.1
Fertilizers & Pesticides		34,157.5		0		34,157.5	2.1
Others (none greater than 2%)		1,041,356.2		8,988.7		1,050,344.9	63.2

Total	Rs.	1,648,750.3	Rs.	14,491.1	Rs.	1,663,241.4	100%

	As of March 31, 2012
Category	Gross loans		Fair Values Of Credit Substitutes		Total		Total		%
	(In millions, except percentages)
Wholesale / Retail Trade	Rs.	163,202.4	Rs.	0	Rs.	163,202.4	US$	3,207.0	8.0%
Land Transport		129,736.4		0		129,736.4		2,549.3	6.3
Automotive manufacturers		70,078.3		97.0		70,175.3		1,379.0	3.4
Non-Banking Finance Companies/ Financial Intermediaries		47,563.0		5,033.5		52,596.5		1,033.5	2.6
Real Estate & Property Services		47,422.1		0		47,422.1		931.9	2.3
Food and Beverage		46,444.1		0		46,444.1		912.6	2.3
Activities Allied to Agriculture		45,591.8		0		45,591.8		895.9	2.2
Power		44,135.9		0		44,135.9		867.3	2.2
Others (none greater than 2%)		1,440,107.2		6,670.0		1,446,777.2		28,429.5	70.7

Total	Rs.	2,034,281.2	Rs.	11,800.5	Rs.	2,046,081.7	US$	40,206.0	100.0%

The Bank has a geographic concentration of credit risk, with exposure to borrowers based in Western India (including Mumbai), comprising 46.0% and 45.9% of the total loan and credit substitute security portfolio as of March 31, 2011 and March 31, 2012, respectively. While such borrowers are based in Western India they may use the funds provided by the Bank for a variety of uses that may or may not be related to the economy in Western India.

Loan and credit substitute exposures as of March 31, 2011 and 2012 based on the region in which the instruments are originated are as follows (which may be or may not be where funds are used):

	As of March 31, 2011
Region of origination	Gross Loans		Fair Values Of Credit Substitutes		Total Exposure		%
	(In millions, except percentages)
Mumbai	Rs.	459,750.5	Rs.	14,386.4	Rs.	474,136.9	28.5%
Western region, other than Mumbai		290,496.4		0		290,496.4	17.5
Northern region		398,120.9		0		398,120.9	23.9
Eastern region		73,956.5		0		73,956.5	4.4
Southern region		379,890.6		104.7		379,995.3	22.9
Foreign branch		46,535.4		0		46,535.4	2.8

Total	Rs.	1,648,750.3	Rs.	14,491.1	Rs.	1,663,241.4	100.0%

	As of March 31, 2012
Region of origination	Gross Loans		Fair Values Of Credit Substitutes		Total Exposure		Total Exposure		%
	(In millions, except percentages)
Mumbai	Rs.	537,641.9	Rs.	10,419.7	Rs.	548,061.6	US$	10,769.5	26.8%
Western region, other than Mumbai		391,565.9		0		391,565.9		7,694.4	19.1
Northern region		471,476.2		0		471,476.2		9,264.6	23.0
Eastern region		97,442.5		0		97,442.5		1,914.8	4.8
Southern region		476,871.0		1,380.8		478,251.8		9,397.8	23.4
Foreign branch		59,283.7		0		59,283.7		1,164.9	2.9

Total	Rs.	2,034,281.2	Rs.	11,800.5	Rs.	2,046,081.7	US$	40,206.0	100.0%

The Bank’s exposures to its ten largest borrowers as of March 31, 2012, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded exposures, are as follows:

	March 31, 2011						March 31, 2012
	Funded Exposure		Non-Funded Exposure		Total Exposure		Funded Exposure		Non-Funded Exposure		Total Exposure		Total Exposure
	(In millions)
Borrower 1	Rs.	65,030.5	Rs.	0	Rs.	65,030.5	Rs.	91,154.8	Rs.	0	Rs.	91,154.8	US$	1,791.2
Borrower 2		33,579.5		24,000.0		57,579.5		24,500.0		28,502.9		53,002.9		1,041.5
Borrower 3		1,209.1		21,672.2		22,881.3		12,761.6		39,387.5		52,149.1		1,024.7
Borrower 4		30,000.0		0		30,000.0		42,500.0		0		42,500.0		835.1
Borrower 5		0		0		0		30,000.0		0		30,000.0		589.5
Borrower 6		30,000.0		0		30,000.0		30,000.0		0		30,000.0		589.5
Borrower 7		418.9		20,813.5		21,232.4		3,650.0		24,205.9		27,855.9		547.4
Borrower 8		0		0		0		24,184.3		14.0		24,198.3		475.5
Borrower 9		0		0		0		22,206.6		0		22,206.6		436.4
Borrower 10		0		0		0		3,229.1		18,381.8		21,610.9		424.7

Information in respect of earlier years is not provided for the above borrowers if they were then not among the top ten exposures as of March 31, 2012.